State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5049
Boston, MA 02206-5049

December 3, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Service

Re:   Fifth Third Funds ("Trust") (File Nos.811-5669 and 33-24848)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that

     (i) the Prospectus dated November 28, 2008 for the Class A, Class B and Class C Shares of the Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Dividend Growth Fund, Fifth Third Equity Index Fund, Fifth Third High Yield Bond Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third International Equity Fund, Fifth Third Micro Cap Value Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Prime Money Market Fund, Fifth Third Quality Growth Fund, Fifth Third Short Term Bond Fund, Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Total Return Bond Fund,

     (ii) the Prospectus dated November 28, 2008 for the Institutional Shares of the Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Dividend Growth Fund, Fifth Third Equity Index Fund, Fifth Third High Yield Bond Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third International Equity Fund, Fifth Third Micro Cap Value Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Prime Money Market Fund, Fifth Third Quality Growth Fund, Fifth Third Short Term Bond Fund, Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Total Return Bond Fund and Fifth Third U.S. Treasury Money Market Fund,

    (iii) the Prospectus dated November 28, 2008 for the Preferred Shares of the Equity Index Fund and Institutional Money Market Mutual Funds,

     (iv) the Prospectus dated November 28, 2008 for the Select Shares of the Equity Index Fund and Institutional Money Market Mutual Funds,

      (v) the Prospectus dated November 28, 2008 for the Trust Shares of the Equity Index Fund and Institutional Money Market Mutual Funds,

     (vi) the Prospectus dated November 28, 2008 for the Institutional Shares of the Institutional Money Market Mutual Funds, and

    (vii) the Statement of Additional Information dated November 28, 2008 for Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Dividend Growth Fund, Fifth Third Equity Index Fund, Fifth Third High Yield Bond Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third International Equity Fund, Fifth Third Micro Cap Value Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Prime Money Market Fund, Fifth Third Quality Growth Fund, Fifth Third Short Term Bond Fund, Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Total Return Bond Fund and Fifth Third U.S. Treasury Money Market Fund,

do not differ from those contained in Post-Effective Amendment No. 69 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 70 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on November 28, 2008 (Accession # 0000891804-08-003738).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
---------------------
Francine S. Hayes
Vice President and Senior Counsel

cc:  M. Swendiman